Closed Store Reserves - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012 Store
Restructuring Cost and Reserve [Line Items]
Store closure description		Additions made during 2012 relate to one store closure and the closure of a Sunflower administrative facility.
Number of stores closed			3
Adjustment of liability	$ 617	$ (2,882)	$ (719)
Lease [Member]
Restructuring Cost and Reserve [Line Items]
Adjustment of liability		1,300
Sublease [Member]
Restructuring Cost and Reserve [Line Items]
Adjustment of liability		$ 2,000
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Period of future rent payment obligations, net of expected future sublease income	1 year
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Period of future rent payment obligations, net of expected future sublease income	11 years